Reconciliation of Cash, Cash Equivalents and Restricted Cash to the Consolidated Balance Sheets	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Reconciliation of Cash, Cash Equivalents and Restricted Cash to the Consolidated Balance Sheets [Abstract]
Cash and cash equivalents	¥ 28,113,972	$ 3,851,598	¥ 2,401,495
Restricted cash	105,800,332	14,494,586	38,743,831
Restricted cash, noncurrent	5,000,000	684,997	5,000,000
Total cash and cash equivalents and restricted cash	¥ 138,914,304	$ 19,031,181	¥ 46,145,326